Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities
9. Accrued Expenses and Other Current Liabilities

	Six months ended June 30, 2024	Year-ended December 31, 2023
Accrued professional fees	$2,600	$275
Accrued GEM facility commitment fee	4,000	4,000
Accrued contingency fee	96	199
Accrued wages and benefits	1,632	1,298
Deposits made on mining services agreement	1,000	—

	Six months ended June 30, 2024	Year-ended December 31, 2023
Miner purchases not paid	333	—
Other accrued expenses and other current liabilities	365	455

Total accrued expenses and other current liabilities	$10,026	$6,227

9. Accrued Expenses and Other Current Liabilities

	December 31, 2023	December 31, 2022
Accrued legal	$—	$2,198
Accrued professional fees	275	460
Accrued GEM facility commitment fee	4,000	—
Accrued contingency fee	199	—
Accrued wages and benefits	1,298	250
Other accrued expenses and other current liabilities	515	267

Total accrued expenses and other current liabilities	$6,287	$3,175